Note 7 - Stockholders' Deficit	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
Note
7.

Stockholders’
Deficit

Redeemable Convertible Preferred Stock

As of
March 31, 2019,
December 31, 2018
and
December 31, 2017,
the Company had
56,672,658
shares of Series A convertible preferred stock issued and outstanding, including
3,531,889
shares issued as a result of a conversion of notes to investors and accrued interest to Series A convertible preferred stock in
2010.
As of
March 31, 2019,
December 31, 2018
and
December 31, 2017,
the Company had
51,069,262
shares of Series B convertible preferred stock issued and outstanding, including
6,469,356
shares issued as a result of a conversion of notes to investors and accrued interest to Series B convertible preferred stock in
2016.

The holders of preferred stock have various rights and preferences including the following:

Voting Rights -
A holder of each share of Series A and Series B convertible preferred stock shall have the right to one
vote for each share of common stock into which such preferred stock could be converted. Series A convertible preferred stock holders voting as a separate class are entitled to elect two
directors to the Company's Board of Directors as long as shares of Series A convertible preferred stock remain outstanding. Series B convertible preferred stock holders voting as a separate class are entitled to elect one
director to the Company's Board of Directors as long as at least
10,000,000
shares of Series B convertible preferred stock remain outstanding. Common stockholders voting as a separate class are entitled to elect two
directors. The holders of preferred and common stock voting together as a single class on an as-if-converted basis are entitled to elect all remaining directors.

Dividends -
Holders of Series B convertible preferred stock, in preference to the holders of Series A preferred and common stock, are entitled to receive noncumulative dividends at the annual rate of
$0.0251
per share, when, as, and if declared by the Board of Directors. Holders of Series A convertible preferred stock are entitled to receive noncumulative dividends at the annual rate of
$0.0182
per share, when, as, and if declared by the Board of Directors.
No
dividends on preferred stock have been declared by the Board of Directors during the three
months ended
March 31, 2019
and
2018
and years ended
December 31, 2018
and
2017.

Liquidation Preference -
In the event of any liquidation, dissolution, or winding up of the Company, including a merger, acquisition, or sale of assets, as defined, the holders of Series B convertible preferred stock are entitled to receive an amount of
$0.3133
per share (as adjusted for recapitalizations, stock combinations, stock dividends, stock splits, and the like), plus any declared but unpaid dividends prior to and in preference to any distribution to the holders of Series A preferred or common stock.

After distributions have been made to all holders of Series B convertible preferred stock as described above, the remaining assets of the Company available for distribution to stockholders shall be distributed to all holders of Series A convertible preferred stock. The holders of Series A convertible preferred stock are entitled to receive an amount of
$0.2276
per share (as adjusted for recapitalizations, stock combinations, stock dividends, stock splits, and the like), plus any declared but unpaid dividends prior to and in preference to any distribution to the holders of common stock. The remaining assets of the Company available for distribution to stockholders shall be distributed ratably among the holders of the common stock and preferred stock on an as-if-converted basis.

Conversion Rights -
Each share of Series A and Series B convertible preferred stock is convertible, at the option of the holder, into shares of common stock on a one
for
one
basis (subject to adjustment for certain events). The preferred stock will also be converted automatically into shares of common stock (
1
)
immediately prior to an initial public offering with aggregate proceeds of at least
$40
million and an offering price of
not
less than
$1.00
per common share or (
2
) upon the date specified by written consent of holders of a majority of the outstanding preferred shares on an as-converted basis.

The Series A and Series B Preferred Stock were classified as temporary equity in the accompanying balance sheets as of the
March 31, 2019,
December 31, 2018
and
2017,
as shares are subject to redemption upon the occurrence of uncertain events not
solely within the Company’s control. As of
March 31, 2019,
December 31, 2018,
and
2017,
the Series A and Series B Preferred Stock were
not
redeemable.

Common Stock

The Company's articles of incorporation, as amended, authorize the Company to issue
148,000,000
shares of
$0.001
par value common stock. As of
March 31, 2019,
December 31, 2018
and
December 31, 2017,
the Company had
19,548,969
shares outstanding. Common stockholders are entitled to dividends when and if declared by the Board of Directors and after any Series B and Series A convertible preferred shares dividends are fully paid. The holder of each share of common stock is entitled to one
vote. At
March 31, 2019
and
December 31, 2018,
no
dividends had been declared.

Shares Reserved for Future Issuance

The Company reserved shares of common stock for future issuances as follows (in thousands):

	As of December 31,		As of March 31,
	2017	2018	2019
			(unaudited)
Series A convertible preferred stock	56,673	56,673	56,673
Series B convertible preferred stock	51,069	51,069	51,069
Warrants for Series A convertible preferred stock	330	330	330
Common stock options issued and outstanding	19,222	19,222	19,222
Total	127,294	127,294	127,294